Sun Life Insurance and Annuity Company of New York Letterhead

July 27, 2007

VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

Re:
Form S-3 Registration Statement of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") and Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") (together, the "Registrants") Under the Securities Act of 1933 (the "1933 Act")

Commissioners:

Transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") is a Form S-3 registration statement (the "Enclosed Form S-3") on behalf of the above-captioned Registrants:  Sun Life Insurance and Annuity Company of N.Y. ("Sun Life (N.Y.)") and Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)").

The Enclosed Form S-3 is one of four Forms S-3 that are being filed concurrently to register the securities that the Registrants had previously proposed to register on a single Form S-3 registration statement that was filed on December 15, 2006 (File No. 333-139387) (the "December 15, 2006 Form S-3") and that never became effective. In contemplation of the filing of the four new Forms S-3, the Registrants filed, on June 26, 2007, a Form RW requesting withdrawal of the December 15, 2006 Form S-3.

Part A. below discusses which of the securities previously proposed to be registered under the December 15, 2006 Form S-3 are covered by the Enclosed Form S-3.

A.	What Securities Are Covered by the Enclosed Form S-3?

The Enclosed Form S-3 registers two of the securities that were originally proposed to be registered under the December 15, 2006 Form S-3. These securities are discussed in 1. and 2. below, respectively.

1.	Market Value Adjusted Interests Under Sun Life Financial Masters Reward-NY Contract (the "Reward Contract")

The Enclosed Form S-3 registers "market value adjusted interests under deferred annuity contracts" ("MVAs") issued by Sun Life (N.Y.).1  Specifically, the MVAs registered under the Enclosed Form S-3 are issued pursuant to a form of Contract that has been marketed under the name "Sun Life Financial Masters Reward-NY" (the "Reward Contract").  These MVAs that are the subject of the Enclosed Form S-3 are currently registered under Form S-3 File No. 333-77281 (the "Currently-Effective Form S-3").

The Currently-Effective Form S-3 covers the MVAs as issued under three different forms of Sun Life (N.Y.)’s deferred annuity Contracts (i.e., the Reward Contract to which the Enclosed Form S-3 relates and two other forms of Contract, one of which has been marketed under the names "Regatta Gold-NY" and "Futurity-NY" and the other of which has been marketed under the name "Sun Life Financial Masters Select-NY").  Each of these three forms of Contracts are "combination" fixed and variable annuity contracts under which the MVAs comprise the "fixed" investment option, and underlying mutual funds constitute the "variable" investment option.  These three forms of Contracts are covered by the four current prospectuses listed below, each of which is a combined prospectus offering as investment options not only the MVAs but also a number of mutual funds. Accordingly, each of these four prospectuses has also been filed in a corresponding companion Form N-4 (identified parenthetically in the below list) to register the variable portion of the particular Contract:

a.	Regatta Gold-NY prospectus, dated May 21, 2007 (Form N-4 File No. 333-05037).

b.
Futurity-NY prospectus, dated May 21, 2007 (Form N-4 File No. 333-05037), identical to Regatta Gold-NY in all respects except for the variable investment options offered and the distribution channel. The same Contract form is used for Regatta Gold-NY and Futurity-NY.[2]

c.	Sun Life Financial Masters Reward-NY prospectus, dated May 1, 2007 (Form N-4 File No. 333-119151).

d.	Sun Life Financial Masters Select-NY prospectus, dated May 1, 2007 (Form N-4 File No. 333-119154).

Only the prospectus listed in d., above, is included in the Enclosed Form S-3, because the only  MVAs being registered on the Enclosed Form S-3 are those issued under the Reward Contract.  For purposes of clarity, the Registrants have decided to file a separate Form S-3 registration statement to correspond to each of the above-listed companion Form N-4 registration statements.  Concurrent with the filing of the Enclosed Form S-3, the Registrants are therefore filing a separate Form S-3 registration statement that pertains to both of the prospectuses listed in a. and b., above and a second separate Form S-3 registration statement that pertains to the prospectus listed in c., above.

Following effectiveness of the Enclosed Form S-3 and the Form S-3 registration statements being currently filed with respect to the prospectuses listed in a., b., and c., above, Sun Life (N.Y.) plans to file an amendment to the Currently-Effective Form S-3 to de-register any remaining unsold securities thereunder.

(In addition to the MVAs issued under the Contracts covered by the prospectuses listed in a.-d. above, the December 15, 2006 Form S-3 also proposed to register MVAs issued pursuant to a fourth Contract form, which has been marketed under the name "MFS Regatta-NY." The MVAs issued pursuant to the MFS Regatta-NY Contracts have not been registered pursuant to the Currently-Effective Form S-3, but have been registered pursuant to a different currently-effective Form S-3 (File No. 333-133683). A separate new Form S-3 is also being filed concurrently herewith to register the MVAs issued under the MFS Regatta-NY Contracts.)

2.	The Subordinated Guarantee of MVAs Under Reward Contracts

Sun Life (N.Y.) is a wholly-owned subsidiary of Sun Life (U.S.).  Sun Life (U.S.) plans to fully and unconditionally guarantee the MVAs upon the terms and conditions set forth in the Enclosed Form S-3.  The "Subordinated Guarantee" that Sun Life (U.S.) will issue for this purpose is itself considered to be a security that is subject to registration under the 1933 Act.

Accordingly, the Subordinated Guarantee had also been proposed to be registered pursuant to the December 15, 2006 Form S-3. Instead, however, to the extent that the Subordinated Guarantee guarantees MVAs issued pursuant to the Reward Contracts, the Subordinated Guarantee is registered pursuant to the enclosed Form S-3. (Similarly, to the extent that the Subordinated Guarantee guarantees MVAs issued pursuant to one of the other three Contract forms that were proposed to be registered pursuant to the December 15, 2006 Form S-3, the Subordinated Guarantee is being registered pursuant to one of the other three Forms S-3 that are being filed concurrently with the Enclosed Form S-3.)

B.	Reasons for Filing the Enclosed Form S-3

The Enclosed Form S-3, and the three other Forms S-3 that are being filed concurrently herewith, are being filed for the same purposes that the December 15, 2006 Form S-3 was filed. Stated briefly, Sun Life (N.Y.)’s offer and sale of MVAs has required Sun Life (N.Y.) to file periodic reports on Forms 10-K, 10-Q and 8-K under the Securities Exchange Act of 1934 (the "Exchange Act"). Sun Life (U.S.) and Sun Life (N.Y.) are now taking certain actions that, under the Commission’s rules, will permit Sun Life (N.Y.) to discontinue filing such reports.

Specifically, Sun Life (U.S.), which itself already is required to file such reports under the Exchange Act, is taking steps to guarantee Sun Life (N.Y.)’s obligations under the MVAs. See Rule 12h-5(a) under the Exchange Act and Rule 3-10(c) of the Commission’s Regulation S-X. It is for that purpose that the Subordinated Guarantee is being issued. The fact that the Subordinated Guarantee will be apply to MVAs issued by Sun Life (N.Y.) in the future requires that the Subordinated Guarantee be registered pursuant to one or more new registration statements under the 1933 Act. As discussed above, the Registrants had originally intended to accomplish such a registration pursuant to a single registration statement (the December 15, 2006 Form S-3), which would also have covered the offer and sale of the MVAs subject to said guarantee.

The Enclosed Form S-3, together with the three other Forms S-3 that are being filed concurrently herewith, accomplishes this same objective. There is only one difference. Rather than registering the MVAs issued under all forms of Contract and the related Subordinated Guarantee under a single registration statement, we are registering the MVAs issued under each form of Contract and the Subordinated Guarantee (to the extent that it relates to those MVAs) under a separate Form S-3 registration statement. We do not believe that this difference presents any new or significant regulatory or disclosure questions.

C.	Request for Expedited Selective Review

The form and substance of the Enclosed Form S-3, considered together with the three other Forms S-3 being filed concurrently herewith, are substantially the same as the form and substance of the December 15, 2006 Form S-3, except that the securities being registered are allocated among multiple Forms S-3, rather than being included on a single Form S-3. As noted previously, we do not believe that this distinction presents any new or significant regulatory or disclosure questions.

Moreover, as previously discussed in part A.1. above, the prospectus filed in the Enclosed Form S-3 is the same as the current prospectus under the Currently-Effective Form S-3 that covers the same MVAs as the Enclosed Form S-3.

As a practical matter, therefore, we assume that the staff will be interested primarily in reviewing the brief prospectus supplement (the "Supplement"), which is also included in the Enclosed Form S-3 and that contains (a) the information about the Subordinated Guarantee and the guarantor, as well as (b) a limited amount of additional information required by Form S-3.  This Supplement is substantially the same as the supplement included in the December 15, 2006 Form S-3.

The Commission’s staff has already reviewed the December 15, 2006 Form S-3 and provided a "comment letter" thereon dated February 12, 2007. In two submissions filed with the Commission as supplemental correspondence on May 15, 2007, and June 14, 2007 (accession numbers 0000779955-07-00007 and 0000779955-07-000020, respectively), the Registrants (1) responded to the comments in the staff’s February 12, 2007 comment letter and to certain other oral comments made by the staff and (2) advised the staff of certain other changes and revisions that the Registrants proposed to make by pre-effective amendment. The responses that the Registrants made in those submissions, as well as the other proposed changes and revisions set forth in those submissions, apply equally to the Enclosed Form S-3, and all changes and revisions that the Registrants stated they would make (whether in response to Commission staff comments or otherwise) have been made in the Enclosed Form S-3.

In this regard, the fact that the December 15, 2006 Form S-3 has now, in effect, been divided into four new Forms S-3 has not required any changes or modifications that affect any of the Registrants’ responses, changes or revisions in any substantive way.

The Registrants will be providing the Commission staff with a courtesy copy of the Supplement that is precisely marked to show all changes from the version thereof that was filed in the December 15, 2006 Form S-3.

Finally, the Registrants will be filing a pre-effective amendment to the Enclosed Form
S-3 to add the consents of independent auditors, to respond to any additional staff comments, and to request acceleration.

Accordingly, the Registrants request that the Enclosed Form S-3 filing be accorded expedited selective review by the Commission staff.

____________________________________________________________

Any questions or comments concerning the Enclosed Form S-3 should be directed to the undersigned or, in my absence, to Bruce A. Teichner, Esq. at Sun Life (U.S.) (1-800-786-5433).

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President and
Senior Counsel

cc: Rebecca A. Marquigny, Esq.

1 The prospectus and other documents comprising the Enclosed Form S-3 frequently refer to the MVAs as "Guarantee Periods," and both terms have the same meaning.  The deferred annuity contracts pursuant to which the MVAs are issued are referred to herein as "Contracts."  As noted in A.1., these Contracts are combination fixed/variable annuity contracts.

2 Because they cover the same form of Contract and are identical in all respects except the variable investment options offered and the distribution channels through which they have been sold, Regatta Gold-NY and Futurity-NY are filed in the same Form N-4 registration statement.